Fair Value Measurement (Tables)	6 Months Ended
Jun. 30, 2024
Fair Value Measurement [Abstract]
Schedule of Financial Assets and Liabilities Measured at Fair Value	The following tables present information about the Company’s financial assets and liabilities measured at fair value on a recurring basis and indicate the level of the fair value hierarchy used to determine such fair values:
	Six months ended June 30, 2024
	Fair value measurements using input type
	Fair Value	Level 1	Level 2	Level 3
Financial Assets:

Marketable securities with related party	$232	232	$-	$-
	Year ended December 31, 2023
	Fair value measurements using input type
	Fair Value	Level 1	Level 2	Level 3
Financial Assets:
Marketable securities with related party	$351	$351	$-	$-